Schedule of asset retirement obligation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2012
Schedule of asset retirement obligation:
Schedule of assets retirement obligation.

Changes in the asset retirement obligation were as follows:

Balance, December 31, 2013	$1,182,410
Liabilities acquired	294,772
Liabilities incurred	737,969
Accretion expense	61,694
Balance, June 30, 2014	$2,276,845

Reconciliation of the asset retirement obligation

A reconciliation of the asset retirement obligation for the years ended December 31, 2011 and 2012 is as follows:

Balance, December 31, 2010	$-
Liabilities incurred	269,241
Accretion expense	5,547
Balance, December 31, 2011	$274,788
Liabilities incurred	200,593
Accretion expense	20,906
Balance, December 31, 2012	$496,286